Provisions	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Provisions [Line Items]
Provisions
25.
Provisions
(a)
Labor provisions

Provisions for the year are related to labor potential contingencies where the management understands, based on the Group’s internal legal advisors’ assessment, that it is more likely than not that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

(b)
Movements in labor provisions

Movements in Labor provisions are set out below:

Carrying amount as at January 1, 2020	798
Additional charge to labor provision	595
Carrying amount as at December 31, 2020	1,393
Additional charge to labor provision	317
Carrying amount as at December 31, 2021	1,710